General (Details) ₪ in Thousands, $ in Thousands								6 Months Ended
	Oct. 30, 2025 ILS (₪)	Oct. 30, 2025 USD ($)	Jan. 30, 2025 ILS (₪) shares	Jan. 30, 2025 USD ($) shares	Oct. 28, 2024 shares	Jul. 16, 2024 USD ($)	Jun. 05, 2023 USD ($)	Jun. 30, 2026 ILS (₪) shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 ILS (₪) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares
General [Line Items]
Comprehensive loss (in New Shekels) | ₪										₪ (24,290)
Issued of ordinary shares | $												$ 7,000
Fair value amount										14,117	$ 4,740
Change in fair value										₪ 3,270	$ 1,100
Equal price							95.00%
Commitment amount | $						$ 15,000
Principal amount | $		$ 1,500				$ 3,000
Ordinary shares (in Shares)					43,200
Gross proceeds			₪ 5,487					₪ 19,500	$ 6,400
Net proceeds (in New Shekels) | ₪			₪ 4,900
Interest rate	8.00%	8.00%
Original issue discount	3.00%	3.00%
Net cash amount	₪ 4,650	$ 1,430
Total proceeds								15,011	4,948
repayment of principal and accrued interest | $									$ 1,492
Short term current asset								₪ 8,381				$ 2,800
Registered Direct Offering [Member]
General [Line Items]
Ordinary shares (in Shares)			195,428,970	195,428,970
Yorkville [Member]
General [Line Items]
Ordinary shares issued (in Shares)								1,242,761,000				1,242,761,000
Advances commitment | $		$ 50,000
American Depositary Shares [Member]
General [Line Items]
Ordinary shares issued (in Shares)										37,871,020,800			37,871,020,800
Issued of ordinary shares										₪ 17,387			$ 4,700
Limited period	36 months	36 months					48 months
Ordinary shares (in Shares)					10,800
Gross proceeds | $				$ 1,520
American Depositary Shares [Member] | Institutional Investors [Member]
General [Line Items]
Ordinary shares issued (in Shares)			4,525	4,525
American Depositary Shares [Member] | Restricted Share Unit [Member]
General [Line Items]
Aggregate restricted shares (in Shares)										876,644	876,644
Ordinary shares [member]
General [Line Items]
Advances commitment | $							$ 10,000
Ordinary shares [member] | Yorkville [Member]
General [Line Items]
Ordinary shares issued (in Shares)								53,687,275,200,000				53,687,275,200,000